Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries

EURm	2018	2017
Summarized income statement
Net sales(2)	2 518	2 276
Operating profit	54	83
Profit for the year	25	52
Profit for the year attributable to:
Equity holders of the parent	25	15
Non-controlling interests(3)	–	37
Summarized statement of financial position
Non-current assets	600	589
Non-current liabilities	(127)	(130)
Non-current net assets	473	459
Current assets(4)	3 340	3 888
Current liabilities	(2 209)	(2 765)
Current net assets	1 131	1 123
Net assets(5)	1 604	1 582
Non-controlling interests(6)	–	–
Summarized statement of cash flows
Net (used in)/from operating activities	(103)	438
Net cash used in investing activities	(92)	(184)
Net cash used in financing activities	(63)	(442)
Net decrease in cash and cash equivalents	(258)	(188)
(1)

Financial information for the Nokia Shanghai Bell Group is presented before eliminations of intercompany transactions with the rest of the Group but after eliminations of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)	Includes EUR 268 million (EUR 328 million in 2017) net sales to other Group entities.
(3)	In 2017, profit for the year is attributed to non-controlling interests until July 3, 2017.
(4)	Includes a total of EUR 738 million (EUR 1 001 million in 2017) of cash and cash equivalents and current financial investments.
(5)

The distribution of the profits of Nokia Shanghai Bell Co., Ltd requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.

In 2017, the non-controlling interest balance was derecognized and partially offset by the recognition of the related financial liability of EUR 737 million.